Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) Per Share

NOTE 6—EARNINGS (LOSS) PER SHARE

The computations of UAL’s basic and diluted earnings (loss) per share and the number of securities that have been excluded from the computation of diluted earnings per share amounts because they were antidilutive are set forth below (in millions, except per share amounts):

	2012	2011	2010
Basic earnings (loss) per share:
Net income (loss)	$(723)	$840	$253
Less: Income allocable to participating securities	—	(3)	(1)

Earnings (loss) available to common stockholders	$(723)	$837	$252

Basic weighted-average shares outstanding	331	329	207

Earnings (loss) per share, basic	$(2.18)	$2.54	$1.22

Diluted earnings (loss) per share:
Earnings (loss) available to common stockholders	$(723)	$837	$252
Effect of 6% senior convertible notes	—	18	18
Effect of 4.5% convertible notes	—	9	2
Effect of 5% convertible notes	—	—	1

Earnings (loss) available to common stockholders including the effect of dilutive securities	$(723)	$864	$273

Basic weighted-average shares outstanding	331	329	207
Effect of 6% senior convertible notes	—	40	40
Effect of 4.5% convertible notes	—	12	3
Effect of employee stock options	—	2	2
Effect of 5% convertible notes	—	—	1

Diluted weighted-average shares outstanding	331	383	253

Earnings (loss) per share, diluted	$(2.18)	$2.26	$1.08

Potentially dilutive shares excluded from diluted per share amounts:
6% senior convertible notes	40	—	—
4.5% convertible notes	12	—	—
4.5% senior limited-subordination convertible notes	5	11	22
Stock options	4	5	9
6% convertible junior subordinated debentures	4	4	1
Restricted shares	1	1	—
5% senior convertible notes	—	—	3

	66	21	35

The adjustments to earnings (loss) available to common stockholders are net of the related effect of profit sharing and income taxes, where applicable.